HELD-FOR-SALE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Liabilities Associated to Assets Held for Sale

The main components of the assets held sale and liabilities associated to assets held for sale of the African operations are as follows:

	Operations in Africa
	09/30/2018	12/31/2017
Held-for-sale assets	5,359,973	4,675,216
Cash, cash equivalents and cash investments	106,269	156,128
Accounts receivable	158,149	123,109
Dividends receivable (i)	2,525,049	2,012,146
Held-for-sale asset (ii)	2,073,918	1,965,972
Other assets	263,545	178,405
Investments	23,717	42,217
Property, plant and equipment	153,058	149,176
Intangible assets	56,268	48,063
Liabilities directly associated to assets held for sale	636,966	354,127
Borrowings and financing	185	260
Trade payables	60,637	34,407
Provisions for pension plans	295	366
Other liabilities	575,849	319,094
Non-controlling interests (iii)	275,854	293,457
Total assets held for sale and liabilities associated to assets held for sale	4,447,153	4,027,632
Intragroup eliminations	(488,755)	(474,051)
Total held-for-sale assets – Company	3,958,398	3,553,581
Investments in Africa	3,958,398	3,553,581

(i)

Refers to dividends receivable from Unitel. The Company recognizes dividends not yet received based on the estimated recoverable amount and takes into account, for this valuation, the existence of legal proceedings filed to collect these amounts and the related US$ interest, the expected favorable decisions on these legal proceedings in time, and the existence of cash at Unitel for the payment of these dividends. The dividends not paid by Unitel to PT Ventures refer to the verified profit for 2005 and the free reserves of 2006-2009, in addition to the profits for fiscal years 2011, 2012, 2013, 2014, and 2017, totaling a nominal gross amount of US$833 million.

(ii)

Refers mainly to the fair value of the indirect interest financial investment of 25% of Unitel’s share capital, classified as held for sale. The fair value of this investment is driven by a number of estimations concerning the potential outcomes and recoveries from the various legal proceedings which have been instituted on behalf of the Company and its affiliates. In addition, the fair value is estimated based on the internal valuation made, including cash flows forecasts for a five-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of an appropriate discount rate, calculated based on the weight average cost of capital of 17.1%, taking into consideration Unitel’s business environment. The Company has the policy of monitoring and periodically updating the main assumptions and material estimates used in the fair value measurement, and also takes into consideration in this assessment, possible impacts of actual events related to the investment, notably the lawsuits filed against Unitel and its shareholders. As at September 30, 2018 and in the context of the updating of assumptions referred to above, the fair value of the investment in Unitel was R$2,019 million (R$1,920 million at December 31, 2017).

(iii)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.

The main components of the assets held sale and liabilities associated to assets held for sale of the African operations are as follows:

	2017	2016
Held-for-sale assets	4,675,216	5,403,903
Cash, cash equivalents and short-term investments	156,128	241,982
Accounts receivable	123,109	143,152
Dividends receivable (i)	2,012,146	2,008,556
Available-for-sale financial asset (ii)	1,965,972	2,047,379
Other assets	123,865	120,277
Deferred Income Tax	54,540	460
Investments	42,217	33,859
Property, plant and equipment	149,176	383,359
Intangible assets	48,063	157,163
Goodwill (iii)	—	267,716

Liabilities directly associated to assets held for sale	354,127	544,865

Borrowings and financing	260	550
Trade payables	34,407	80,477
Provisions for pension plans	366	465
Other liabilities	319,094	463,373
Non-controlling interests (iv)	293,456	790,996

Total assets held for sale and liabilities associated to assets held for sale	4,027,633	4,068,042

(i)

This caption refers to the estimated recoverable amount of dividends and correspondent interests receivable from Unitel. As of December 31, 2017 gross amount of unpaid dividends by Unitel to PT Ventures totaled US$796 million and refers to the distribution of accumulated earnings in 2009 and the distribution of profits for fiscal years 2011, 2012, 2013, and 2014. In order to estimate the present value of the recoverable amount of unpaid dividends the Company takes into account (1) its legal advisors’ opinion regarding the outcome of the law suits filed in a Angolan’s Court and Paris’ ICC to collect this amounts from Unitel, (2) the liquidity position of Unitel as of December 31, 2017, (3) the decision of Unitel to accrue interests on the delayed payments and (4) a weight average cost of capital and an interest rate for accrual of interests;

(ii)

Refers mainly to the fair value of the indirect interest financial investment of 25% of Unitel’s share capital, classified as held for sale. As at December 31, 2017 the estimated fair value of the investment in Unitel was R$1,920 million (R$1,995 million at December 31, 2016). The fair value of this investment is computed by the Company using a discounted cash-flow methodology, which includes (1) cash flows forecasts for a five-year period, (2) a 1,5% growth rate to extrapolate the cash flows projections (1,5% in 2016), (3) exchange rate forecasts of Angolan Kwanza and (4) a weight average cost of capital of 17.1% (19% in 2016), which was computed based on financial market information and on the assessment of the management regarding the business environment and relationship with the others shareholders and Unitel itself. The Company monitors and periodically updates the main assumptions used in the fair value measurement considering the changes occurred in financial market conditions and the impacts of news events related to the investment, notably the lawsuits filed against Unitel and its shareholders in Angolan Courts and ICC Paris.

(iii)

The reduction in goodwill is primarily represented by the implementation of, in the first quarter of 2017, the transactions provided for in the contractual instruments entered into with Samba Luxco, which reduced its stake in Africatel, while Africatel transferred to Samba Luxco its entire stake in MTC. In December 2017, annual impairment tests were conducted based on the internal valuation made, including cash flows forecasts for a five-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of an appropriate discount rate, calculated based on the weight average cost of capital of from 11.7% to 17.7%, taking into consideration Africans business environment.

(iv)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.

Loss on Divesture of Discontinued Operations

With the sale of PT Portugal shares to Altice, the loss on divesture is presented as discontinued operations in a single line of the income statement, as follows:

2015
Loss on sale of PT Portugal and divesture-related expenses (i)	(625,464)
Comprehensive income transferred to the income statement (ii)	(225,934)
Loss for the period of discontinued operations (iii)	(15,741)

Profit for the period from discontinued operations (iv)	(867,139)

(i)

The loss on the sale of PT Portugal includes: (1) the derecognized investment cost that includes goodwill arising on the business combination between the Company and PT less the R$3.8 billion allowance for loss recognized in December 2014, and selling expenses totaling R$1.3 billion; and (2) the R$0.7 billion revenue related to cash proceeds received directly by the Company. The final price is subject to possible post-closing adjustments to be determined in the following months based on changes in the cash, debt, and working capital positions at the closing date.

(ii)

Refers to the cumulative foreign exchange differences gains totaling R$0.5 billion and actuarial losses from pensions and postretirement benefits plans totaling R$0.7 billion recognized in other comprehensive income, transferred from equity to profit or loss for the year due to divesture.

(iii)	Refers to PT Portugal’s loss recognized as equity in profits of subsidiaries for 2015.